CONSOLIDATED FINANCIAL STATEMENTS (Details Textual) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 28, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 24, 2018	Aug. 03, 2018	May 07, 2018	Dec. 06, 2017
Capital commitments			$ 10,000
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities			17,049	$ 15,918	$ 0
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination			16,501
Gains (losses) on exchange differences on translation, net of tax			$ 2,288
Arauco Industria de Paineis Ltda. [Member]
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities	$ 16,996	$ 15,918
Consideration transferred, acquisition-date fair value									$ 32,914
Maderas Arauco Costa Rica SA [Member]
Capital commitments						$ 300,000		$ 10,000
Arauco Wood China [Member]
Capital commitments							$ 500,000